Share-based compensation - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share based compensation
Weighted-average remaining vesting period for outstanding share options	5 years 9 months	5 years 10 months 24 days	6 years 4 months 20 days	3 years 4 months 24 days
Service condition
Share based compensation
Weighted-average remaining vesting period for outstanding share options	2 years 11 months 15 days	2 years 4 months 6 days	2 years 6 months 3 days	2 years 10 months 17 days
Restricted shares and RSUs
Share based compensation
Weighted-average remaining vesting period for restricted shares and RSUs	6 years 9 months 18 days	7 years 1 month 20 days	7 years 5 months 19 days	5 years 3 months 10 days
Restricted shares and RSUs | Service condition
Share based compensation
Weighted-average remaining vesting period for restricted shares and RSUs	1 year 10 months 28 days	1 year 7 months 9 days	2 years 1 month 13 days	2 years 9 months 21 days